Intangible Assets, Net (Tables)	12 Months Ended
Apr. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Intangible assets consist of the following as of April 30, 2022 and 2023:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Software
Gross carrying amount	¥13,850	¥21,300	$157
Accumulated amortization	(4,231)	(7,232)	(54)

Net book value	¥9,619	¥14,068	$103

Schedule of intangible assets expected aggregate amortization expense
The expected aggregate amortization expense for the years following April 30, 2023 are as follows:

	JPY	USD
	(in thousands)
Year ending April 30,
2024	¥5,740	$42
2025	4,962	36
2026	2,754	20
2027	612	5

Total	¥14,068	$103